Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2015
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value
Assets and liabilities measured and carried at fair value in the financial statements are summarized below (in millions):

	Level 1	Level 2	Level 3	Total
September 30, 2015 (unaudited)
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$12	$36	$15	$63
States, municipalities and political subdivisions	—	3,927	32	3,959
Foreign government	—	13	—	13
Residential MBS	—	2,532	210	2,742
Commercial MBS	—	1,958	39	1,997
Asset-backed securities (“ABS”)	—	3,000	316	3,316
Corporate and other	11	12,521	579	13,111
Total AFS fixed maturities	23	23,987	1,191	25,201
Trading fixed maturities	—	122	—	122
Equity securities	397	33	73	503
Variable annuity assets (separate accounts) (*)	—	595	—	595
Equity options — fixed indexed annuities	—	122	—	122
Other assets — derivatives	—	8	—	8
Total assets accounted for at fair value	$420	$24,867	$1,264	$26,551
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$1,198	$1,198
Other liabilities — derivatives	—	9	—	9
Total liabilities accounted for at fair value	$—	$9	$1,198	$1,207

	Level 1	Level 2	Level 3	Total
December 31, 2014
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$11	$38	$15	$64
States, municipalities and political subdivisions	—	3,627	24	3,651
Foreign government	—	13	—	13
Residential MBS	—	2,970	235	3,205
Commercial MBS	—	2,077	37	2,114
Asset-backed securities	—	2,613	175	2,788
Corporate and other	11	10,771	484	11,266
Total AFS fixed maturities	22	22,109	970	23,101
Trading fixed maturities	—	127	—	127
Equity securities	289	50	47	386
Variable annuity assets (separate accounts) (*)	—	662	—	662
Equity options — fixed indexed annuities	—	322	—	322
Total assets accounted for at fair value	$311	$23,270	$1,017	$24,598
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$1,160	$1,160
Other liabilities — derivatives	—	13	—	13
Total liabilities accounted for at fair value	$—	$13	$1,160	$1,173

December 31, 2013
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$12	$38	$15	$65
States, municipalities and political subdivisions	—	2,910	20	2,930
Foreign government	—	13	—	13
Residential MBS	—	3,115	267	3,382
Commercial MBS	—	2,363	24	2,387
Asset-backed securities	—	1,804	62	1,866
Corporate and other	10	9,316	292	9,618
Total AFS fixed maturities	22	19,559	680	20,261
Trading fixed maturities	—	125	—	125
Equity securities	230	35	8	273
Variable annuity assets (separate accounts) (*)	—	665	—	665
Equity options — fixed indexed annuities	—	272	—	272
Total assets accounted for at fair value	$252	$20,656	$688	$21,596
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$804	$804
Other liabilities — derivatives	—	10	—	10
Total liabilities accounted for at fair value	$—	$10	$804	$814
 (*)   Variable annuity liabilities equal the fair value of variable annuity assets.

Fair value measurements, Levels 1 and 2 transfers
The transfers between Level 1 and Level 2 for the years ended December 31, 2014, 2013 and 2012 are reflected in the table below at fair value as of the end of the reporting period (dollars in millions):

	Level 2 To Level 1 Transfers						Level 1 To Level 2 Transfers
	# of Transfers			Fair Value			# of Transfers			Fair Value
	2014	2013	2012	2014	2013	2012	2014	2013	2012	2014	2013	2012
Perpetual preferred stocks	1	—	—	$4	$—	$—	3	—	1	$14	$—	$3
Common stocks	—	2	—	—	18	—	1	—	—	—	—	—
Redeemable preferred stocks	—	1	1	—	5	1	—	—	—	—	—	—

Unobservable inputs used by management in determining fair value of embedded derivatives
The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives at September 30, 2015 (unaudited). See Note F — “Derivatives.”

Unobservable Input	Range
Adjustment for credit risk	0.30% – 2.60% over the risk free rate
Risk margin for uncertainty in cash flows	0.52% reduction in the discount rate
Surrenders	4% – 16% of indexed account value
Partial surrenders	2% – 10% of indexed account value
Annuitizations	1% – 1.5% of indexed account value
Deaths	1.5% – 3.0% of indexed account value
Budgeted option costs	2.25% – 3.5% of indexed account value

Changes in balances of Level 3 financial assets and liabilities
Changes in balances of Level 3 financial assets and liabilities carried at fair value during the nine months ended September 30, 2015 (unaudited) and the years ended December 31, 2014, 2013 and 2012 are presented below (in millions). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2014	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at September 30, 2015
AFS fixed maturities:
U.S. government agency	$15	$—	$—	$—	$—	$—	$—	$15
State and municipal	24	—	—	8	—	—	—	32
Residential MBS	235	(1)	—	—	(22)	35	(37)	210
Commercial MBS	37	—	—	—	(1)	4	(1)	39
Asset-backed securities	175	1	—	158	(36)	28	(10)	316
Corporate and other	484	(2)	(4)	97	(30)	34	—	579
Equity securities	47	(3)	—	35	—	—	(6)	73
Embedded derivatives	(1,160)	99	—	(183)	46	—	—	(1,198)

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2013	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2014
AFS fixed maturities:
U.S. government agency	$15	$—	$—	$—	$—	$—	$—	$15
State and municipal	20	—	1	—	—	3	—	24
Residential MBS	267	4	3	10	(27)	62	(84)	235
Commercial MBS	24	(1)	—	—	—	14	—	37
Asset-backed securities	62	2	(2)	88	(17)	65	(23)	175
Corporate and other	292	3	13	88	(60)	151	(3)	484
Equity securities	8	1	1	31	—	12	(6)	47
Embedded derivatives (*)	(804)	(182)	—	(221)	47	—	—	(1,160)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects gains related to the unlocking of actuarial assumptions of $58 million in 2014.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2012	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2013
AFS fixed maturities:
U.S. government agency	$20	$(2)	$(3)	$—	$—	$—	$—	$15
State and municipal	15	—	(1)	10	—	—	(4)	20
Residential MBS	315	4	21	3	(47)	65	(94)	267
Commercial MBS	22	(2)	—	—	—	4	—	24
Asset-backed securities	233	4	(3)	9	(49)	9	(141)	62
Corporate and other	212	—	(16)	107	(12)	2	(1)	292
Equity securities	18	—	—	25	—	—	(35)	8
Embedded derivatives (*)	(465)	(182)	—	(192)	35	—	—	(804)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects gains related to the unlocking of actuarial assumptions of $2 million in 2013.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2011	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2012
AFS fixed maturities:
U.S. government agency	$—	$—	$—	$20	$—	$—	$—	$20
State and municipal	26	—	2	19	(1)	4	(35)	15
Residential MBS	307	3	14	83	(37)	184	(239)	315
Commercial MBS	19	1	2	—	—	—	—	22
Asset-backed securities	220	7	8	40	(33)	12	(21)	233
Corporate and other	266	2	8	65	(33)	10	(106)	212
Trading fixed maturities	1	—	—	—	—	—	(1)	—
Equity securities	4	—	1	10	—	6	(3)	18
Embedded derivatives (*)	(361)	(57)	—	(73)	26	—	—	(465)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects gains related to the unlocking of actuarial assumptions of $36 million in 2012.

Fair value of financial instruments
The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements are summarized below (in millions):

	Carrying Value	Fair Value	Level 1	Level 2	Level 3
September 30, 2015 (unaudited)
Financial assets:
Cash and cash equivalents	$119	$119	$119	$—	$—
Mortgage loans	809	815	—	—	815
Policy loans	203	203	—	—	203
Total financial assets not accounted for at fair value	$1,131	$1,137	$119	$—	$1,018
Financial liabilities:
Annuity benefits accumulated (*)	$25,564	$24,813	$—	$—	$24,813
Total financial liabilities not accounted for at fair value	$25,564	$24,813	$—	$—	$24,813

December 31, 2014
Financial assets:
Cash and cash equivalents	$222	$222	$222	$—	$—
Mortgage loans	890	892	—	—	892
Policy loans	210	210	—	—	210
Total financial assets not accounted for at fair value	$1,322	$1,324	$222	$—	$1,102
Financial liabilities:
Annuity benefits accumulated (*)	$23,291	$22,901	$—	$—	$22,901
Total financial liabilities not accounted for at fair value	$23,291	$22,901	$—	$—	$22,901

December 31, 2013
Financial assets:
Cash and cash equivalents	$392	$392	$392	$—	$—
Mortgage loans	664	663	—	—	663
Policy loans	219	219	—	—	219
Total financial assets not accounted for at fair value	$1,275	$1,274	$392	$—	$882
Financial liabilities:
Annuity benefits accumulated (*)	$20,458	$19,670	$—	$—	$19,670
Total financial liabilities not accounted for at fair value	$20,458	$19,670	$—	$—	$19,670

(*)	Excludes $199 million, $201 million and $200 million of life contingent annuities in the payout phase at September 30, 2015 (unaudited), December 31, 2014 and 2013, respectively.